Trade and other payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	37,082	—	38,636	—
Amounts payable to joint ventures and associates	2,477	1	2,690	1
Payables for capital expenditure and acquisitions	3,054	85	3,670	309
Payables related to the Gulf of America oil spill	1,520	5,735	1,126	6,830
Other payables	7,771	457	7,358	678
	51,904	6,278	53,480	7,818
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,001	55	2,121	54
Other payables	2,938	1,642	2,810	1,537
	4,939	1,697	4,931	1,591
	56,843	7,975	58,411	9,409
Materially all of bp's trade payables have payment terms of less than 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of America oil spill, are predominantly interest free. See Note 29 (c) for further information.
Payables related to the Gulf of America oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United
States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in payables related to the Gulf of America oil spill for these elements of the agreements are $3,207 million payable over seven years, $1,748 million payable over eight years and $2,276 million payable over seven years respectively at 31 December 2025.
Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $1,169 million (2024 outflow of
$1,192 million, 2023 outflow of $1,280 million) related to the Gulf of America oil spill, which includes payments made in relation to these agreements.
For full details of these agreements, see bp Annual Report and Form 20-F 2015 - Legal Proceedings.
Payables related to the Gulf of America oil spill at 31 December 2025 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to two years.